Form N-23C-1
Report for Calendar month Ending September 30, 2000

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Swiss Helvetia Fund, Inc.
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                                                                  Approximate asset value
                                     Number of                    or approximate asset         Name of
Date of each   Identification of     shares           Price per   coverage per share at        Seller or of
transaction    each security         purchased        share       time of purchase             Sellers Broker
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                Swiss Helvetia
                Fund-(Cusip-
   9/25/00      870875101)            17,000          14.3529             18.07                   NYSE
   9/26/00          (same)            22,000          14.3722             18.12                   NYSE
   9/27/00          (same)             4,000          14.375              18.16                   NYSE
   9/28/00          (same)             9,000          14.3403             18.28                   NYSE
   9/29/00          (same)            10,000          14.25               18.13                   NYSE

                  Total               62,000